LVIP MFS Value Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.70%
Aerospace & Defense–4.59%
Lockheed Martin	47,848	$ 18,663,591
Northrop Grumman	97,680	36,609,487
United Technologies	134,430	18,352,384
		73,625,462
Auto Components–1.04%
Aptiv	160,463	14,027,675
Lear	22,154	2,611,957
		16,639,632
Automobiles–0.11%
Harley-Davidson	47,893	1,722,711
		1,722,711
Banks–14.09%
BB&T	452,690	24,160,065
Citigroup	504,352	34,840,636
JPMorgan Chase & Co.	632,397	74,426,803
PNC Financial Services Group	158,187	22,171,490
US Bancorp	628,450	34,778,423
Wells Fargo & Co.	701,706	35,394,051
		225,771,468
Beverages–1.84%
Diageo	498,779	20,375,261
PepsiCo	66,944	9,178,023
		29,553,284
Building Products–1.60%
Johnson Controls International	582,778	25,578,126
		25,578,126
Capital Markets–6.46%
Bank of New York Mellon	292,102	13,205,931
BlackRock	32,868	14,647,296
Goldman Sachs Group	123,957	25,687,609
Moody's	62,721	12,847,142
Nasdaq	188,134	18,691,113
State Street	177,085	10,481,661
T. Rowe Price Group	69,483	7,938,433
		103,499,185
Chemicals–3.84%
Corteva	66,565	1,863,820
DuPont de Nemours	168,528	12,017,732
PPG Industries	251,846	29,846,270
Sherwin-Williams	32,489	17,864,726
		61,592,548
Consumer Finance–0.76%
American Express	102,599	12,135,410
		12,135,410
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.49%
Verizon Communications	131,421	$ 7,932,572
		7,932,572
Electric Utilities–5.91%
Duke Energy	371,192	35,582,465
FirstEnergy	457,380	22,059,437
Southern	465,189	28,734,725
Xcel Energy	129,251	8,387,097
		94,763,724
Electrical Equipment–1.12%
Eaton	216,470	17,999,481
		17,999,481
Energy Equipment & Services–0.78%
Schlumberger	367,181	12,546,575
		12,546,575
Equity Real Estate Investment Trusts–0.41%
Public Storage	26,887	6,594,574
		6,594,574
Food Products–3.33%
Archer-Daniels-Midland	202,422	8,313,472
Danone	90,425	7,964,786
General Mills	42,462	2,340,505
JM Smucker	54,284	5,972,326
Nestle	265,422	28,786,198
		53,377,287
Health Care Equipment & Supplies–6.12%
Abbott Laboratories	253,676	21,225,071
Danaher	201,953	29,168,072
Medtronic	439,475	47,735,774
		98,128,917
Health Care Providers & Services–2.32%
Cigna	171,043	25,962,617
McKesson	82,240	11,238,918
		37,201,535
Household Products–1.25%
Colgate-Palmolive	45,911	3,374,918
Kimberly-Clark	41,720	5,926,326
Procter & Gamble	29,892	3,717,967
Reckitt Benckiser Group	89,554	6,992,320
		20,011,531
Industrial Conglomerates–2.87%
3M	81,421	13,385,612
Honeywell International	192,584	32,585,213
		45,970,825
Insurance–7.93%
Aon	191,947	37,155,181
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Chubb	212,561	$ 34,315,848
Marsh & McLennan	169,922	17,000,696
MetLife	117,943	5,562,192
Travelers	221,986	33,007,098
		127,041,015
IT Services–5.92%
Accenture Class A	221,012	42,511,658
Cognizant Technology Solutions Class A	106,111	6,394,779
DXC Technology	44,058	1,299,711
Fidelity National Information Services	163,197	21,666,034
†Fiserv	221,759	22,972,015
		94,844,197
Life Sciences Tools & Services–1.37%
Thermo Fisher Scientific	75,300	21,932,631
		21,932,631
Machinery–3.66%
Illinois Tool Works	160,691	25,146,535
Ingersoll-Rand	133,610	16,462,088
Stanley Black & Decker	117,749	17,004,133
		58,612,756
Media–3.29%
Comcast Class A	1,063,733	47,953,083
Omnicom Group	60,099	4,705,752
		52,658,835
Oil, Gas & Consumable Fuels–2.58%
Chevron	100,934	11,970,772
EOG Resources	117,525	8,722,705
Exxon Mobil	144,042	10,170,806
Pioneer Natural Resources	25,950	3,263,732
Suncor Energy	227,899	7,188,662
		41,316,677
Pharmaceuticals–6.86%
Johnson & Johnson	394,553	51,047,267
Merck & Co.	212,110	17,855,420
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Novartis	40,675	$ 3,530,059
Pfizer	848,538	30,487,970
Roche Holding	23,982	6,982,706
		109,903,422
Professional Services–0.88%
Equifax	100,822	14,182,631
		14,182,631
Road & Rail–1.82%
Canadian National Railway	103,662	9,315,067
Union Pacific	122,243	19,800,921
		29,115,988
Semiconductors & Semiconductor Equipment–3.48%
Analog Devices	109,560	12,241,139
NXP Semiconductors	60,956	6,651,519
Texas Instruments	285,486	36,896,210
		55,788,868
Textiles, Apparel & Luxury Goods–0.16%
Hanesbrands	168,631	2,583,427
		2,583,427
Tobacco–1.82%
Altria Group	157,191	6,429,112
Philip Morris International	299,875	22,769,509
		29,198,621
Total Common Stock (Cost $940,375,057)		1,581,823,915

MONEY MARKET FUND–1.21%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	19,310,660	19,310,660
Total Money Market Fund (Cost $19,310,660)		19,310,660

TOTAL INVESTMENTS–99.91% (Cost $959,685,717)	1,601,134,575
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	1,458,043
NET ASSETS APPLICABLE TO 36,366,784 SHARES OUTSTANDING–100.00%	$1,602,592,618

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP MFS Value Fund–2

LVIP MFS Value Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$73,625,462	$—	$—	$73,625,462
Auto Components	16,639,632	—	—	16,639,632
Automobiles	1,722,711	—	—	1,722,711
Banks	225,771,468	—	—	225,771,468
Beverages	9,178,023	20,375,261	—	29,553,284
Building Products	25,578,126	—	—	25,578,126
Capital Markets	103,499,185	—	—	103,499,185
Chemicals	61,592,548	—	—	61,592,548
Consumer Finance	12,135,410	—	—	12,135,410
Diversified Telecommunication Services	7,932,572	—	—	7,932,572
Electric Utilities	94,763,724	—	—	94,763,724
Electrical Equipment	17,999,481	—	—	17,999,481
Energy Equipment & Services	12,546,575	—	—	12,546,575
Equity Real Estate Investment Trusts	6,594,574	—	—	6,594,574
Food Products	16,626,303	36,750,984	—	53,377,287
Health Care Equipment & Supplies	98,128,917	—	—	98,128,917
Health Care Providers & Services	37,201,535	—	—	37,201,535
Household Products	13,019,211	6,992,320	—	20,011,531
Industrial Conglomerates	45,970,825	—	—	45,970,825
Insurance	127,041,015	—	—	127,041,015
IT Services	94,844,197	—	—	94,844,197
Life Sciences Tools & Services	21,932,631	—	—	21,932,631
Machinery	58,612,756	—	—	58,612,756
Media	52,658,835	—	—	52,658,835
Oil, Gas & Consumable Fuels	41,316,677	—	—	41,316,677
Pharmaceuticals	99,390,657	10,512,765	—	109,903,422
Professional Services	14,182,631	—	—	14,182,631
Road & Rail	29,115,988	—	—	29,115,988
Semiconductors & Semiconductor Equipment	55,788,868	—	—	55,788,868
Textiles, Apparel & Luxury Goods	2,583,427	—	—	2,583,427
Tobacco	29,198,621	—	—	29,198,621
Money Market Fund	19,310,660	—	—	19,310,660
Total Investments	$1,526,503,245	$74,631,330	$—	$1,601,134,575
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP MFS Value Fund–4